                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: December 31, 2003 Check here if Amendment [_]: Amendment Number:_____________
                        This Amendment (Check only one.):
                                        [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Peter Homans

Address:      One International Place
              29/th/ Floor
              Boston, Massachusetts  02110

Form 13F File Number:  28-06051

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Peter Homans

Title:              Institutional Manager

Phone:             (617) 856-8875

Signature, Place, and Date of Signing:

   /s/ Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

January 7, 2004
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      25

Form 13F Information Table Value Total: $19,579 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                       2

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                                    FORM 13F

                     Name of Reporting Manager    Peter Homans
                                                  ------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                       Item 5:
                Item 1:         Item 2:    Item 3:           Item 4:              Shares or PRN Amt.
-----------------------------------------------------------------------------------------------------
                                           CUSIP
Name of Issuer             Title of Class  nummber   Fair Market Value (x $1000)  SH or PRN Put/Call
-----------------------------------------------------------------------------------------------------
ALKERMES INC               COMM            01642T108                        675      50,000  SH
ANDREW CORP                COMM            034425108                        695      60,000  SH
BIOGEN IDEC INC            COMM            09062X103                          1          21  SH
BROADCOM CORP              COMM            111320107                        851      25,000  SH
BIOSITE DIAGNOSTICS
 INC                       COMM            090945106                      1,300      44,900  SH
BOSTON SCIENTIFIC
 CORP                      COMM            101137107                        735      20,000  SH
CREE RESEARCH INC          COMM            225447101                          0          10  SH
EXPRESS SCRIPTS
 INC-CL A                  COMM            302182100                        996      15,000  SH
GRAY COMMUNICATIONS
 SYSTEMS                   COMM            389375106                        756      50,000  SH
GENITOPE CORP              COMM            37229P507                        261      33,400  SH
DOT HILL SYS CORP          COMM            25848T109                        455      30,000  SH
HYPERION SOLUTIONS
 CORP                      COMM            44914M104                      2,110      70,000  SH
INVACARE CORP              COMM            461203101                          2          50  SH
KEMET CORP                 COMM            488360108                        274      20,000  SH
MAGMA DESIGN AUTOMATION
 INC                       COMM            559181102                        467      20,000  SH
MRO SOFTWARE INC           COMM            55347W105                        270      20,000  SH
NETEGRITY INC              COMM            64110P107                        406      40,000  SH
NETGEAR INC                COMM            64111Q104                         16       1,000  SH
OMNIVISION TECHNOLOGIES
 INC                       COMM            682128103                          7         130  SH
SAPIENT CORP               COMM            803062108                        282      50,000  SH
SEEBEYOND TECHNOLOGIES
 CORP                      COMM            815704101                        343      80,000  SH
SANDISK CORP               COMM            80004C101                      7,344     120,000  SH
TERADYNE INC               COMM            880770102                        764      30,000  SH
UNITED SURGICAL PARTNERS
 INTL                      COMM            913016309                        569      17,000  SH
XILINX INC.                COMM            983919101                          0          10  SH
                                                                         19,579

------------------------------------------------------------------------------------------------------------------------------------
              Item 1:      Item 2:             Item 6: Investment Discretion                         Item 7:         Item 8:
------------------------------------------------------------------------------------------------------------------------------------
                                      (a) (b) Shared -              -Defined              (c)                      (a)     (b)   (c)
Name of Issuer        Title of Class Sole Another mnger. / Person Other Than Manager Shared-Other Other Managers  Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC          COMM                                             X                                none      50,000
ANDREW CORP           COMM                                             X                                none      60,000
BIOGEN IDEC INC       COMM                                             X                                none          21
BROADCOM CORP         COMM                                             X                                none      25,000
BIOSITE DIAGNOSTICS
 INC                  COMM                                             X                                none      44,900
BOSTON SCIENTIFIC
 CORP                 COMM                                             X                                none      20,000
CREE RESEARCH INC     COMM                                             X                                none          10
EXPRESS SCRIPTS
 INC-CL A             COMM                                             X                                none      15,000
GRAY COMMUNICATIONS
 SYSTEMS              COMM                                             X                                none      50,000
GENITOPE CORP         COMM                                             X                                none      33,400
DOT HILL SYS CORP     COMM                                             X                                none      30,000
HYPERION SOLUTIONS
 CORP                 COMM                                             X                                none      70,000
INVACARE CORP         COMM                                             X                                none          50
KEMET CORP            COMM                                             X                                none      20,000
MAGMA DESIGN
 AUTOMATION INC       COMM                                             X                                none      20,000
MRO SOFTWARE INC      COMM                                             X                                none      20,000
NETEGRITY INC         COMM                                             X                                none      40,000
NETGEAR INC           COMM                                             X                                none       1,000
OMNIVISION
 TECHNOLOGIES INC     COMM                                             X                                none         130
SAPIENT CORP          COMM                                             X                                none      50,000
SEEBEYOND
 TECHNOLOGIES CORP    COMM                                             X                                none      80,000
SANDISK CORP          COMM                                             X                                none     120,000
TERADYNE INC          COMM                                             X                                none      30,000
UNITED SURGICAL
 PARTNERS INTL        COMM                                             X                                none      17,000
XILINX INC.           COMM                                             X                                none          10